INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense [Line Items]
Increase in valuation allowance	$ 3,000	$ 76,800
Valuation allowance increases recognized	7,675	4,384
Valuation allowance decreases recognized	2,492	3,418
Valuation allowance related to acquisition	(723)	80,394
Decrease related to changes in other comprehensive income	234
Valuation allowance related to exchange rate translation adjustments	1,247	4,550
Book-over-tax basis difference	617,100
Estimated withholding and income taxes on book-over-tax basis difference	36,200
Unrecognized tax benefit	10,733	48,081	$ 12,699
Additional income tax benefit	7,300	43,300
Potential decrease in total unrecognized tax benefit	900
Interest and penalties recognized during the period	(4,400)	(4,900)
Accrued interest and penalties	5,200	$ 10,300
State and Local Jurisdiction
Income Tax Expense [Line Items]
Tax credit carryforwards	9,600
Tax credit carryforwards, subject to expiration	9,500
Tax credit carryforwards, not subject to expiration	100
Foreign Tax Authority
Income Tax Expense [Line Items]
Tax credit carryforwards	1,500
Foreign Tax Authority | Tax Year 2029
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	700
Foreign Tax Authority | Tax Year 2030
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	100
Foreign Tax Authority | Tax Year 2031
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	500
Foreign Tax Authority | Tax Year 2032
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	$ 200